Other assets impairments, restructuring and other items - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring and Impairment Costs [Line Items]
Impairments of property, plant and equipment		$ 769	$ 1,024	$ 28
impairment charge	[1]	$ 769	1,024	28
Weighted average cost of capital discount rate		8.80%
Business combination contingent consideration arrangements change in amount of contingent consideration liability		$ 54	303	548
Restructuring costs		$ 225	$ 74	$ 111
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]		Operating Income (Loss)	Operating Income (Loss)	Operating Income (Loss)
Europe [Member]
Restructuring and Impairment Costs [Line Items]
impairment charge		$ 726

[1]	Including impairments related to exit and disposal activities.